Equity-Accounted Investees - Asanko Gold (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint operations [line items]
Investment in joint ventures	$ 72.5	$ 173.1
Acquisition-date fair value of total consideration transferred [abstract]
Non-current assets	5,535.7	5,927.7
Non-current liabilities	(2,213.2)	(2,396.3)
Current liabilities	(785.4)	(822.4)
Investment in joint ventures	72.5	173.1
Revenue	4,286.7	4,195.2	$ 3,892.1
Depreciation and amortisation	(844.3)	(713.2)	(661.3)
Other expenses	(15.3)	(49.2)	(11.5)
Royalties	(110.4)	(112.4)	(105.0)
Profit for the year	721.7	829.5	745.4
Property, plant and equipment	4,815.7	5,079.1
Cash and cash equivalents	769.4	524.7	$ 886.8	$ 515.0
Asanko Gold
Acquisition-date fair value of total consideration transferred [abstract]
Cash and cash equivalents	91.3	49.2
Asanko Gold
Disclosure of joint operations [line items]
Initial investment at cost	86.9	86.9
Share of accumulated profit brought forward	74.9	51.5
Share of profit after taxation before impairment	13.0	23.4
Cumulative impairment	(102.3)	(102.3)
Investment in joint ventures	72.5	59.5
Acquisition-date fair value of total consideration transferred [abstract]
Non-current assets	262.7	290.5
Current assets	175.7	170.7
Non-current liabilities	(69.7)	(81.0)
Current liabilities	(29.0)	(68.5)
Net assets	339.7	311.7
Less: Shika redeemable preference shares	(186.4)	(186.4)
Net assets attributable to ordinary share holders	153.3	125.3
Group's share of net assets	72.5	59.5
Cash consideration paid	165.0	165.0
Less: Consideration allocated to the redeemable preference shares (note 17)	(129.9)	(129.9)
Consideration paid for equity portion	35.1	35.1
Gain on acquisition	51.8	51.8
Share of accumulated losses brought forward	74.9	51.5
Share of profit after taxation before impairment	13.0	23.4
Impairment	(102.3)	(102.3)
Investment in joint ventures	72.5	59.5
Revenue	297.1	382.4
Production costs	(191.7)	(247.0)
Depreciation and amortisation	(30.8)	(45.3)
Other expenses	(30.8)	(19.1)
Royalties	(14.9)	(19.1)
Profit for the year	28.9	51.9
Group's share of profit before impairment	13.0	23.4
Groups share of impairment	0.0	(52.8)
Group's share of total comprehensive income after impairment	13.0	(29.4)
Property, plant and equipment	$ 39.6	39.6
Asanko Gold | 2020 impairment trigger
Acquisition-date fair value of total consideration transferred [abstract]
Impairment loss recognised in joint venture		$ 52.8